Label	Element	Value
Gotham Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001388485_SupplementTextBlock

GOTHAM TOTAL RETURN FUND

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated September 15, 2016 to the Gotham Total Return Fund’s (the “Fund”) Prospectus dated February 1, 2016, as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such documents.

Effective immediately, the fee table and accompanying footnotes with respect to the Fund under the heading “Expenses and Fees” and the related Expense Example in the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Gotham Total Return Fund
Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jan. 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses in the table above have been restated to reflect reductions in “AFFE Attributable to Acquired Fund Management Fees” and “AFFE Attributable to Acquired Fund Other Expenses” due to reductions in certain of the underlying funds’ contractual management fees and expense limitation/reimbursement arrangements that were effective as of September 1, 2016.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund’s annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include “Acquired Fund” fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Gotham Total Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.57%
Total Acquired Fund Fees and Expenses (“AFFE”)	rr_AcquiredFundFeesAndExpensesOverAssets	3.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%	[2],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.40%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	3.62%	[2],[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 364
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,155
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,768
AFFE Attributable to Acquired Fund Management Fees	ck0001388485_Component1AcquiredFundFeesAndExpensesOverAssets	1.37%	[2]
AFFE Attributable to Acquired Fund Dividend and Interest Expense on Securities Sold Short	ck0001388485_Component2AcquiredFundFeesAndExpensesOverAssets	1.93%
AFFE Attributable to Acquired Fund Other Expenses	ck0001388485_Component3AcquiredFundFeesAndExpensesOverAssets	0.15%	[2]

[1]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") is not entitled to receive an investment advisory fee on Fund assets invested in mutual funds advised by Gotham (each an "underlying fund" and collectively, the "underlying funds"), but is entitled to receive an investment advisory fee of 2.00% of the Fund's average net assets invested in investments other than an underlying fund. While Gotham does not receive an investment advisory fee from the Fund on assets invested in an underlying fund, it does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Fund does not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Fund will pay an advisory fee on such assets.
[2]	Expenses in the table above have been restated to reflect reductions in "AFFE Attributable to Acquired Fund Management Fees" and "AFFE Attributable to Acquired Fund Other Expenses" due to reductions in certain of the underlying funds' contractual management fees and expense limitation/reimbursement arrangements that were effective as of September 1, 2016.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[4]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses, excluding taxes, "Acquired Fund" fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions, do not exceed 0.17% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. Prior to June 1, 2015, the Expense Limitation was 0.25%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.